ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables, gross	$ 41,777,117	$ 25,935,309
Allowance for credit losses	(1,155,120)	(250,439)
Trade receivables, net	40,621,997	25,684,870
Financial assets	67,247,153	50,997,608
Commodity taxes receivable	4,028,472	4,557,779
Research and development tax credits receivable	4,366,155	7,416,155
Non-financial assets	8,394,627	11,973,934
Accounts receivable	75,641,780	62,971,542
Government Assistance Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 26,625,156	$ 25,312,738